Derivative Financial Instruments and Hedging (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Gross amounts [Member]
Derivatives, Fair Value
Derivative Liabilities	$ 52,000,000	$ 200,000
Gross amounts [Member] | Commodity Contract [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	8,000,000	100,000
Gross amounts [Member] | Future [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	900,000	100,000
Gross amounts [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	2,700,000
Derivative Liability, Noncurrent	40,400,000
Gross amounts offset [Member]
Derivatives, Fair Value
Derivative Liabilities	0	0
Gross amounts offset [Member] | Commodity Contract [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Gross amounts offset [Member] | Future [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0	0
Gross amounts offset [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	0
Derivative Liability, Noncurrent	0
Net amounts [Member]
Derivatives, Fair Value
Derivative Liabilities	52,000,000	200,000
Net amounts [Member] | Commodity Contract [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	8,000,000	100,000
Net amounts [Member] | Future [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	900,000	100,000
Net amounts [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	2,700,000
Derivative Liability, Noncurrent	$ 40,400,000